Related Party Transactions (Details Narrative) - USD ($)			9 Months Ended
	Jul. 21, 2020	Jul. 21, 2020	May 31, 2022	May 31, 2021	Dec. 14, 2021	Nov. 17, 2021	Aug. 31, 2021	Dec. 11, 2020	Aug. 31, 2020
Related Party Transaction [Line Items]
Due to related parties			$ 456,528				$ 478,920		$ 528,213
Monthly lease payments			$ 2,827,890				3,258,942
Related party debt, converted amount	$ 226,363
Debt converted, shares issued	15,091		8,270,812	4,308,591
Debt conversion price	$ 15.00	$ 15.00						$ 3.65
Proceeds from (Repayments of) Related Party Debt		$ 267,768
Secured Debt			$ 981,337				982,205		$ 952,058
Debt instrument, interest rate, percentage					5.00%	1.00%			10.00%
Related Party [Member]
Related Party Transaction [Line Items]
Monthly lease payments							1,487
Non-Interest Bearing [Member]
Related Party Transaction [Line Items]
Due to related parties			384,723				407,052		$ 458,550
6% Interest Rate [Member]
Related Party Transaction [Line Items]
Due to related parties			$ 22,763				$ 22,783		22,084
Debt instrument, interest rate, percentage			6.00%				6.00%
13.75% Interest Rate [Member]
Related Party Transaction [Line Items]
Due to related parties			$ 49,042				$ 49,085		$ 47,579
Debt instrument, interest rate, percentage			13.75%				13.75%